Statements of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2010	$ (79,292)	$ 2,606,834	$ 2,527,542
Net Income Allocation	3,680	364,356	368,036
Distributions	(4,885)	(483,570)	(488,455)
BALANCE, Ending at Jun. 30, 2011	$ (80,497)	$ 2,487,620	$ 2,407,123